Movements in Equity - Summary of Cumulative Translation Exchange in Equity (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ending balance	£ (531)	£ (993)	£ (709)
Exchange movements on overseas net assets and net investment hedges	(47)	85	(259)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries associates	(34)	2	(25)
Movement attributable to continuing operations		(906)
Movement attributable to discontinued operations		375
Ending balance	(612)	(531)	(993)
Demerger | Consumer Healthcare Business | Discontinued operations
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries associates	(554)
Retained earnings
Ending balance	(429)	(803)	(539)
Exchange movements on overseas net assets and net investment hedges	(41)	109	(239)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries associates	(34)	2	(25)
Movement attributable to continuing operations		(692)
Movement attributable to discontinued operations		263
Ending balance	(504)	(429)	(803)
Fair value reserve
Ending balance	(5)	(9)	(9)
Exchange movements on overseas net assets and net investment hedges	19	4	0
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries associates	0	0	0
Movement attributable to continuing operations		(5)
Movement attributable to discontinued operations		0
Ending balance	14	(5)	(9)
Non-controlling interests
Ending balance	(97)	(181)	(161)
Exchange movements on overseas net assets and net investment hedges	(25)	(28)	(20)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries associates	0	0	0
Movement attributable to continuing operations		(209)
Movement attributable to discontinued operations		112
Ending balance	£ (122)	£ (97)	£ (181)